Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Current and Non Current Provisions

	As at March 31,
	2018 Non-Current	2018 Current	2018 Total	2019 Non-Current	2019 Current	2019 Total	2019 Non-Current	2019 Current	2019 Total
	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Provision for employee benefits	538	443	981	104	1,998	2,102	1	28	29
Provision for restoration, rehabilitation and environmental costs	21,491	483	21,974	24,409	123	24,532	353	2	355
Other provisions	—	509	509	—	521	521	—	8	8

Total	22,029	1,435	23,464	24,513	2,642	27,155	354	38	392

Summary of Provisions

	Restoration, rehabilitation and environmental (a)	Other (b)
	(₹ in million)	(₹ in million)
As at April 01, 2017	19,274	496
Additions	1,738	13
Utilised	(405)	—
Unused amounts reversed	(418)	—
Unwinding of discount	837	—
Revision in estimates	84	—
Acquisition through business combinations	236	—
Exchange differences	628	—

As at March 31, 2018	21,974	509

	Restoration, rehabilitation and environmental (a)	Others (b)	Restoration, rehabilitation and environmental	Others
	(₹ in million)	(₹ in million)	US dollars in million)	(US dollars in million)
As at April 01, 2018	21,974	509	318	8
Additions	181	12	3	0
Utilised	(129)	—	(2)	—
Unused amounts reversed	(84)	—	(1)	—
Unwinding of discount	936	—	13	—
Revision in estimates	1,385	—	20	—
Exchange differences	269	—	4	—

As at March 31, 2019	24,532	521	355	8